Unproved Mineral Properties Disclosure: Schedule of unproved mineral properties (Details) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Mineral claims, balance	$ 676,437		$ 653,117	$ 730,549	$ 694,616
Property taxes and acquisition fees paid	0	$ 50,000	50,000	103,530
Mineral claims, effect of foreign currency translation	23,320	(127,432)	(127,432)	(67,597)
Farellon Project
Mineral claims, balance	632,436		610,633	679,371	652,913
Property taxes and acquisition fees paid	0	50,000	50,000	89,434
Mineral claims, effect of foreign currency translation	21,803	(118,738)	(118,738)	(62,976)
Perth Project
Mineral claims, balance	44,001		42,484	51,178	$ 41,703
Property taxes and acquisition fees paid	0	0	0	14,096
Mineral claims, effect of foreign currency translation	$ 1,517	$ (8,694)	$ (8,694)	$ (4,621)